Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2015
Partners Capital [Abstract]
Schedule of Net Income Allocation By Partners

The calculation of net income allocated to the partners is as follows (in thousands, except per unit amounts):

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
Attributable to Common Units
Distributions (a)	$155,875	$27,031	$11,261	$20,251
Distributions in excess of net income	(111,377)	(9,532)	7	(1,717)
Limited partners' interest in net income	$44,498	$17,499	$11,268	$18,534

Attributable to Subordinated Units
Distributions (a)	$22,796	$12,533	$11,178	$20,167
Distributions in excess of net income	(11,730)	(3,228)	—	(1,674)
Limited partners' interest in net income	$11,066	$9,305	$11,178	$18,493

(a) Distributions declared per unit to unitholders as of record date	$2.8851	$1.1457	$1.0218	$1.8441

Schedule of Incentive Distribution Rights to Limited Partners

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%

Distributions Made to Limited Partner, by Distribution

The following table presents our cash distributions paid:

	Limited Partners
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
	(in thousands, except per unit amounts)
May 16, 2016	$0.8173	$77,921	$19,566
February 16, 2016	0.8013	70,006	16,532
November 27, 2015	0.7454	47,194	8,441
August 28, 2015	0.6934	28,661	3,362
May 29, 2015	0.6450	23,113	1,449
February 27, 2015	0.6000	21,023	891
November 28, 2014	0.5457	18,541	255
August 29, 2014	0.5197	11,413	64
May 30, 2014	0.5021	11,026	—
February 28, 2014	0.4851	10,650	—
November 29, 2013	0.4687	10,290	—
August 29, 2013	0.4528	9,907	—
May 30, 2013	0.4375	9,572	—
March 1, 2013	0.4375	9,572	—
November 29, 2012	0.0285	624	—